Share-Based Compensation Plans - Performance Restricted Share Units (Details) - Tradeweb Markets LLC	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) employee $ / shares shares	Sep. 30, 2018 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares
Successor
Share-Based Compensation Plans
Number of employees impacted by modification | employee	54
Employee equity compensation payable | $	$ 24,187,000
Members' capital | $	4,573,200,000
Successor | Adjustment
Share-Based Compensation Plans
Employee equity compensation payable | $	(19,072,000)
Members' capital | $	$ 19,072,000
Successor | Equity-settled PRSUs
Number of PRSUs
Outstanding, beginning of period | shares	0
Converted to equity settled PRSUs | shares	1,442.2
Outstanding, end of period | shares	1,442.2	0
Weighted Average Fair Value of PRSUs
Outstanding, beginning of period | $ / shares	$ 0
Converted to equity settled PRSUs | $ / shares	30,482
Outstanding, end of period | $ / shares	$ 30,482	$ 0
Successor | Equity-settled PRSUs | Recapitalization
Number of PRSUs
Outstanding, beginning of period | shares	0
Converted to equity settled PRSUs | shares	2,003,100
Outstanding, end of period | shares	2,003,100	0
Weighted Average Fair Value of PRSUs
Outstanding, beginning of period | $ / shares	$ 0.00
Converted to equity settled PRSUs | $ / shares	21.95
Outstanding, end of period | $ / shares	$ 21.95	$ 0.00
Successor | Cash-settled PRSUs
Number of PRSUs
Outstanding, beginning of period | shares	1,539.2
Granted | shares	36.7
Forfeited | shares	(20.2)
Converted to equity settled PRSUs | shares	(1,033.2)
Outstanding, end of period | shares	522.5	1,539.2
Weighted Average Fair Value of PRSUs
Outstanding, beginning of period | $ / shares	$ 38,017
Granted | $ / shares	42,892
Forfeited | $ / shares	34,891
Converted to equity settled PRSUs | $ / shares	42,696
Outstanding, end of period | $ / shares	$ 34,221	$ 38,017
Predecessor
Share-Based Compensation Plans
Employee equity compensation payable | $			$ 31,019,000
Members' capital | $			$ 999,735,000
Predecessor | Cash-settled PRSUs
Number of PRSUs
Outstanding, beginning of period | shares	1,539.2	1,577.6	1,074.6	574.7
Granted | shares		531.9	511.7	512.8
Exercised | shares		(560.4)
Forfeited | shares		(9.9)	(8.7)	(12.9)
Outstanding, end of period | shares		1,539.2	1,577.6	1,074.6
Weighted Average Fair Value of PRSUs
Outstanding, beginning of period | $ / shares	$ 38,017	$ 31,039	$ 13,159	$ 22,512
Granted | $ / shares		29,609	24,911	21,723
Exercised | $ / shares		32,246
Forfeited | $ / shares		31,130	26,770	23,170
Outstanding, end of period | $ / shares		$ 38,017	$ 31,039	$ 13,159